SCHEDULE OF COMPONENTS OF PURCHASE PRICE CONSIDERATION (Details) - Acquisitions 2022 [Member]	Dec. 30, 2022 USD ($)
Business Combination [Line Items]
Cash	$ 7,500,000
Promissory notes payable	5,500,000
Common stock	1,000,000
Purchase price consideration	$ 14,000,000